The Glenmede Fund, Inc.
Philadelphia International Small Cap Fund — Class I (GTISX)
Philadelphia International Small Cap Fund — Class IV (GPISX)
Supplement dated July 25, 2011
to the
Prospectus dated December 31, 2010, as revised on January 21, 2011, as supplemented
The “Purchase Premium and Redemption Fee” section on pages 9 and 10 of the prospectus is hereby deleted and replaced with the following:
Purchase Premium and Redemption Fee
     The purchase premium and redemption fee are paid by the purchasing or redeeming shareholder to and retained by the Portfolio to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Portfolio as a result of a purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. The purchase premium and redemption fee are based on actual costs from a similarly managed portfolio and/or estimated transaction costs. The purchase premium is not charged on shares that you purchase as a result of reinvesting dividend or capital gains distributions. The Portfolio may add, modify, or discontinue any purchase premium and/or redemption fee at any time without notice. Such changes may affect some or all investors.
     For accounts held through the Advisor, if the Advisor determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day by a different investor, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Advisor may also consider known cash flows out of or into the Portfolio when placing orders for purchases or redemptions of Portfolio shares by these accounts. The Advisor may also waive all or a portion of the purchase premium and/or redemption fee imposed by the Portfolio when the Advisor deems it equitable to do so. It is likely that the purchase premium or redemption fee will not be waived or reduced for purchases and redemptions executed through Institutions that transmit orders for purchases or redemptions to the Fund. Consequently, accounts held through the Advisor will tend to benefit more from waivers or reductions of the Fund’s purchase premium and redemption fee than shareholder accounts held through Institutions.
     If you purchase or redeem your shares through an Institution, the Institution will be asked to assess the purchase premium and redemption fee on their client accounts and remit these fees to the Portfolio. The application of the purchase premium and redemption fee may vary among Institutions and certain Institutions may be unable to assess these fees. There are no assurances that the Institutions will properly assess the purchase premium or redemption fee. Please contact your Institution for information on how it applies the purchase premium and redemption fee and to learn of any other rules or fees that the Institution may impose on your account.

The Glenmede Fund, Inc.
Philadelphia International Emerging Markets Fund — Class I (GTEMX)
Philadelphia International Emerging Markets Fund — Class IV (GPEMX)
Supplement dated July 25, 2011
to the
Prospectus dated December 31, 2010, as supplemented
The “Purchase Premium and Redemption Fee” section on pages 9 and 10 of the prospectus is hereby deleted and replaced with the following:
Purchase Premium and Redemption Fee
     The purchase premium and redemption fee are paid by the purchasing or redeeming shareholder to and retained by the Portfolio to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Portfolio as a result of a purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. The purchase premium and redemption fee are based on actual costs from a similarly managed portfolio and/or estimated transaction costs. The purchase premium is not charged on shares that you purchase as a result of reinvesting dividend or capital gains distributions. The Portfolio may add, modify, or discontinue any purchase premium and/or redemption fee at any time without notice. Such changes may affect some or all investors.
     For accounts held through the Advisor, if the Advisor determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day by a different investor, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Advisor may also consider known cash flows out of or into the Portfolio when placing orders for purchases or redemptions of Portfolio shares by these accounts. The Advisor may also waive all or a portion of the purchase premium and/or redemption fee imposed by the Portfolio when the Advisor deems it equitable to do so. It is likely that the purchase premium or redemption fee will not be waived or reduced for purchases and redemptions executed through Institutions that transmit orders for purchases or redemptions to the Fund. Consequently, accounts held through the Advisor will tend to benefit more from waivers or reductions of the Fund’s purchase premium and redemption fee than shareholder accounts held through Institutions.
     If you purchase or redeem your shares through an Institution, the Institution will be asked to assess the purchase premium and redemption fee on their client accounts and remit these fees to the Portfolio. The application of the purchase premium and redemption fee may vary among Institutions and certain Institutions may be unable to assess these fees. There are no assurances that the Institutions will properly assess the purchase premium or redemption fee. Please contact your Institution for information on how it applies the purchase premium and redemption fee and to learn of any other rules or fees that the Institution may impose on your account.